Note 15 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2014	2013
Current income tax expense
Federal	$6,128	$14,839
State and local	580	1,100
Total	6,708	15,939

Deferred income tax expense (benefit)
Federal	2,860	(6,314)
State and local	107	(273)
Total	2,967	(6,587)
Income tax expense	$9,675	$9,352

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013
Expected federal income tax expense	$8,625	$8,218
Stock-based compensation	472	605
Non-deductible expenses	329	60
State tax expense, net of federal tax effect	484	442
Federal credits	(96)	(53)
Other	(139)	80
Income tax expense	$9,675	$9,352

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2014		2013
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities

Class action settlement and allowance for customer restitution	$3,378	-	$6,034	-
Stock options	2,939	-	2,691	-
Tax credits	812	-	834	-
Intangible assets	-	(951)	-	(651)
Fixed assets	-	(6,475)	-	(5,400)
Other	1,611	-	1,122	(9)
Gross deferred tax assets and liabilities	8,740	(7,426)	10,681	(6,060)
Valuation allowance	(1,409)	-	(1,119)	-
Net deferred tax assets and liabilities	$7,331	$(7,426)	$9,562	$(6,060)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2014	2013
Balance at January 1	$426	$345
Additions for tax positions related to the current year	-	76
Additions for tax positions of prior years	24	29
Reductions for tax positions of prior years	(12)	-
Settlements	-	-
Reduction due to statute of limitation expiration	(114)	(24)
Balance at December 31	$324	$426